Schedule of Investments
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–101.74%
Australia–2.92%
Breville Group Ltd.(a)	60,268	$1,124,325
Cleanaway Waste Management Ltd.	518,732	821,450
JB Hi-Fi Ltd.	17,255	873,084
Ventia Services Group Pty. Ltd.	477,157	1,737,345
		4,556,204
Austria–1.20%
BAWAG Group AG(b)	12,299	1,869,787
Brazil–1.47%
ASTA Energy Solutions AG(c)	28,474	1,283,556
ERO Copper Corp.(c)	37,748	1,006,739
		2,290,295
Canada–0.81%
Equinox Gold Corp.	42,084	608,535
Triple Flag Precious Metals Corp.	18,761	651,194
		1,259,729
Cayman Islands–0.39%
Bullish(a)(c)	17,024	608,268
Chile–0.78%
Embotelladora Andina S.A., Class B, Preference Shares	285,655	1,208,623
China–1.43%
Full Truck Alliance Co. Ltd., ADR	108,504	900,583
Vipshop Holdings Ltd., ADR	84,586	1,329,692
		2,230,275
Denmark–1.14%
ALK-Abello A/S	56,396	1,783,004
Finland–1.07%
Konecranes OYJ	50,619	1,661,351
France–1.95%
Coface S.A.	65,581	1,142,155
Exail Technologies S.A.(c)	10,441	1,446,010
Planisware S.A.	27,248	456,693
		3,044,858
Georgia–1.12%
Lion Finance Group PLC	14,067	1,745,990
Germany–3.28%
CTS Eventim AG & Co. KGaA	19,786	1,158,880
PFISTERER Holding SE(c)	16,639	1,350,797
Scout24 SE(b)	14,307	1,103,905
Vincorion SE(c)	79,998	1,500,718
		5,114,300
Greece–2.62%
Karelia Tobacco Co., Inc. S.A.	9,265	4,084,121
Japan–11.33%
Chiba Bank Ltd. (The)	145,500	1,883,432
Shares		Value
Japan–(continued)
Daiei Kankyo Co. Ltd.	66,900	$1,660,678
Daifuku Co. Ltd.	48,100	1,698,366
Hitachi Construction Machinery Co. Ltd.	50,400	1,730,595
Japan Elevator Service Holdings Co. Ltd.	174,200	1,801,324
Kobe Bussan Co. Ltd.	98,600	2,133,602
Nippon Gas Co. Ltd.	88,100	1,646,620
Niterra Co. Ltd.	41,600	1,961,505
SHO-BOND Holdings Co. Ltd.(a)	153,200	1,371,154
Tokyo Tatemono Co. Ltd.	76,100	1,755,652
		17,642,928
Poland–1.85%
Mo-BRUK S.A.	11,099	1,023,557
Warsaw Stock Exchange	96,508	1,857,020
		2,880,577
South Korea–2.52%
LEENO Industrial, Inc.	29,066	1,894,129
Samsung Fire & Marine Insurance Co. Ltd.	6,786	2,032,620
		3,926,749
Spain–1.20%
Laboratorios Farmaceuticos Rovi S.A.	19,714	1,865,891
Sweden–4.67%
Asker Healthcare Group AB(a)(c)	273,555	2,024,648
Asmodee Group AB(c)	105,156	1,187,845
Bufab AB(a)	130,745	1,458,489
Karnov Group AB(a)(c)	148,618	1,126,960
NCAB Group AB(c)	249,410	1,469,381
		7,267,323
Taiwan–2.81%
Alchip Technologies Ltd.	16,000	1,304,827
Chroma ATE, Inc.	64,000	3,071,002
		4,375,829
Tanzania–1.40%
Helios Towers PLC(c)	903,403	2,174,918
Thailand–0.90%
Fabrinet(a)(c)	2,693	1,404,453
United Kingdom–3.90%
Diploma PLC	21,897	1,748,300
Mortgage Advice Bureau Holdings Ltd.	177,013	1,309,747
Savills PLC	75,386	824,645
SigmaRoc PLC(c)	1,408,879	2,197,640
		6,080,332
United States–50.98%
ADMA Biologics, Inc.(c)	58,587	527,869
Advanced Energy Industries, Inc.	8,645	2,789,828
Allegro MicroSystems, Inc.(c)	51,077	1,610,458
Ameris Bancorp	18,476	1,440,943
Andersons, Inc. (The)	7,285	522,917
Applied Industrial Technologies, Inc.	5,452	1,446,525
See accompanying notes which are an integral part of this schedule.
Invesco Global Small Cap Equity Fund

Shares		Value
United States–(continued)
Associated Banc-Corp	44,729	$1,156,692
ATI, Inc.(c)	13,028	1,895,053
Axsome Therapeutics, Inc.(c)	7,185	1,214,409
Bancorp, Inc. (The)(c)	16,591	891,434
BridgeBio Pharma, Inc.(c)	16,133	1,198,037
Carpenter Technology Corp.	3,321	1,308,972
Casella Waste Systems, Inc., Class A(c)	7,889	625,913
Cheesecake Factory, Inc. (The)(a)	21,767	1,191,743
Chefs’ Warehouse, Inc. (The)(c)	16,583	985,859
Cognex Corp.	26,285	1,287,702
Crane Co.	5,694	973,674
Dave, Inc.(a)(c)	5,502	957,843
DT Midstream, Inc.	16,525	2,225,422
Encompass Health Corp.	15,009	1,451,821
EnerSys	6,441	1,118,931
Forgent Power Solutions, Inc.(c)	35,126	1,028,138
Frontdoor, Inc.(c)	26,071	1,378,113
Galaxy Digital, Inc.(c)	25,841	476,766
Gates Industrial Corp. PLC(c)	46,528	1,051,998
Griffon Corp.	13,242	962,429
Guardant Health, Inc.(c)	11,629	1,074,171
Helios Technologies, Inc.	9,951	643,929
ICON PLC(c)	6,503	719,622
IES Holdings, Inc.(a)(c)	3,231	1,539,475
Installed Building Products, Inc.(a)	3,906	1,035,676
ITT, Inc.	8,287	1,578,922
Karman Holdings, Inc.(a)(c)	12,282	983,174
Kodiak Gas Services, Inc.	29,702	1,732,221
Kontoor Brands, Inc.(a)	15,895	1,117,260
M/I Homes, Inc.(c)	7,792	954,130
MACOM Technology Solutions Holdings, Inc.(c)	15,073	3,347,261
Miami International Holdings, Inc.(c)	28,709	1,117,354
MKS, Inc.	11,092	2,549,053
MP Materials Corp.(c)	24,270	1,171,270
Newmark Group, Inc., Class A	69,737	1,045,358
Nextpower, Inc., Class A(c)	6,048	729,086
Nicolet Bankshares, Inc.	7,769	1,154,629
Par Pacific Holdings, Inc.(c)	19,336	1,211,207
Shares		Value
United States–(continued)
Patrick Industries, Inc.(a)	8,608	$956,091
Perimeter Solutions, Inc.(c)	47,433	1,158,314
Piper Sandler Cos.	16,484	1,261,850
Prestige Consumer Healthcare, Inc.(a)(c)	11,832	701,283
Quaker Chemical Corp.(a)	6,897	856,814
Rambus, Inc.(c)	9,977	858,321
Repligen Corp.(c)	7,753	913,458
Sanmina Corp.(c)	14,706	1,906,486
Skyward Specialty Insurance Group, Inc.(c)	26,092	1,139,699
SPX Technologies, Inc.(c)	7,565	1,512,546
Stifel Financial Corp.	12,492	923,409
Sunococorp LLC	13,790	850,153
Viavi Solutions, Inc.(a)(c)	76,462	2,544,655
VSE Corp.	5,751	1,060,484
WD-40 Co.(a)	4,039	823,714
WESCO International, Inc.	5,619	1,537,471
Western Alliance Bancorporation	19,364	1,371,939
Wintrust Financial Corp.	11,161	1,550,709
XPO, Inc.(c)	10,619	2,065,926
		79,416,609
Total Common Stocks & Other Equity Interests (Cost $146,427,554)		158,492,414
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-101.74% (Cost $146,427,554)		158,492,414
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–8.28%
Invesco Private Government Fund, 3.63%(d)(e)(f)	3,583,634	3,583,634
Invesco Private Prime Fund, 3.80%(d)(e)(f)	9,313,445	9,314,376
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,898,641)		12,898,010
TOTAL INVESTMENTS IN SECURITIES—110.02% (Cost $159,326,195)		171,390,424
OTHER ASSETS LESS LIABILITIES–(10.02)%		(15,612,142)
NET ASSETS–100.00%		$155,778,282
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at March 31, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2026 was $2,973,692, which represented 1.91% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,740,046	$(2,740,046)	$-	$-	$-	$1,380
Invesco Treasury Portfolio, Institutional Class	106	5,088,658	(5,088,764)	-	-	-	2,549
See accompanying notes which are an integral part of this schedule.
Invesco Global Small Cap Equity Fund

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,924,709	$11,289,680	$(9,630,755)	$-	$-	$3,583,634	$35,837*
Invesco Private Prime Fund	9,808,402	20,921,749	(21,414,271)	(631)	(873)	9,314,376	97,358*
Total	$11,733,217	$40,040,133	$(38,873,836)	$(631)	$(873)	$12,898,010	$137,124

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$4,556,204	$—	$4,556,204
Austria	—	1,869,787	—	1,869,787
Brazil	2,290,295	—	—	2,290,295
Canada	1,259,729	—	—	1,259,729
Cayman Islands	608,268	—	—	608,268
Chile	—	1,208,623	—	1,208,623
China	2,230,275	—	—	2,230,275
Denmark	—	1,783,004	—	1,783,004
Finland	—	1,661,351	—	1,661,351
France	—	3,044,858	—	3,044,858
Georgia	—	1,745,990	—	1,745,990
Germany	1,500,718	3,613,582	—	5,114,300
Greece	—	4,084,121	—	4,084,121
Japan	—	17,642,928	—	17,642,928
Poland	—	2,880,577	—	2,880,577
South Korea	—	3,926,749	—	3,926,749
Spain	—	1,865,891	—	1,865,891
Sweden	—	7,267,323	—	7,267,323
Taiwan	—	4,375,829	—	4,375,829
Tanzania	—	2,174,918	—	2,174,918
Thailand	1,404,453	—	—	1,404,453
United Kingdom	—	6,080,332	—	6,080,332
United States	79,416,609	—	—	79,416,609
Money Market Funds	—	12,898,010	—	12,898,010
Total Investments	$88,710,347	$82,680,077	$—	$171,390,424
Invesco Global Small Cap Equity Fund